Lease accounting (Tables)	12 Months Ended
Dec. 31, 2022
Lease accounting
Schedule of maturity of operating lease liabilities

The right-of-use assets of the Group, net of accumulated amortization and impairment, amounted to US$3,834 and US$1,292 as of December 31, 2021 and 2022, respectively. The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2022.

2023	2,338
2024	1,099
2025	325
Total operating lease payments (undiscounted)	3,762
Less: Imputed interest	(231)
Total operating lease liabilities (discounted)	3,531

Schedule of lease cost

	For the years ended December 31,
	2020	2021	2022
Relating to the operating lease liabilities	2,155	2,862	2,835
Relating to short-term leases	912	1,518	894
	3,067	4,380	3,729

Schedule of supplemental cash flow information related to operating leases

	For the years ended December 31,
	2020	2021	2022
Cash paid for the rentals included in the lease liabilities	2,173	2,781	2,776
Right-of-use assets obtained in exchange for operating lease liabilities	2,710	3,163	2,988